Subsequent Events - Special Shareholders Meeting (Details) - shares	Feb. 28, 2023	Aug. 31, 2022	Aug. 30, 2022	Jul. 08, 2022	Jul. 07, 2022	May 31, 2022	May 31, 2021
Subsequent Events
Common stock, shares authorized	1,350,000,000	1,350,000,000	1,000,000,000.0			1,350,000,000	1,350,000,000
Subsequent Event
Subsequent Events
Common stock, shares authorized				1,350,000,000	1,000,000,000